Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 507	$ 812
Current lease liabilities	56	56
Non-current lease liabilities	209	179
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 400	$ 718